ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable	103,982	94,052	12,885
Allowance for credit losses	(30,486)	(42,884)	(5,875)
Accounts receivable, net	73,496	51,168	7,010

The roll forward in the allowance for credit losses were as follows:

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Balance at the beginning of the year	4,932	7,764	30,486	4,177
Provisions for the year	2,832	22,752	12,857	1,761
Reversal of provisions from prior periods due to subsequent cash collection during the year	—	(30)	(420)	(58)
Amounts written off during the year	—	—	(39)	(5)
Balance at the end of the year	7,764	30,486	42,884	5,875